EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Trip.com Group Limited	¥ 33,294	$ 4,762	¥ 17,067	¥ 9,918
Eliminate the dilutive effect of interest expense of convertible notes | ¥	0		1	1
Numerator for diluted earnings per share | ¥	¥ 33,294		¥ 17,068	¥ 9,919
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	657,754,190	657,754,190	654,035,399	652,859,211
Dilutive effect of convertible notes	517,866	517,866	82,750	89,065
Dilutive effect of share options and RSUs	40,106,835	40,106,835	34,586,733	18,113,964
Denominator for diluted earnings per ordinary share	698,378,891	698,378,891	688,704,882	671,062,240
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	1,225,887	1,225,887	837,301	4,583,793
Ordinary shares
Denominator:
Basic earnings per share | (per share)	¥ 50.62	$ 7.24	¥ 26.1	¥ 15.19
Diluted earnings per share | (per share)	47.67	6.82	24.78	14.78
ADS
Denominator:
Basic earnings per share | (per share)	50.62	7.24	26.1	15.19
Diluted earnings per share | (per share)	¥ 47.67	$ 6.82	¥ 24.78	¥ 14.78